Organization and Principal Activities	6 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Organization and Principal Activities
1.	Organization and Principal Activities

Helport AI Limited (the “Company” or “HPAI”) was incorporated under the laws of the British Virgin Islands (the “BVI”) on October 3, 2023. The Company was formed to facilitate the merger between Tristar Acquisition I Corp. (“Tristar”), a special purpose acquisition company with its securities traded on the New York Stock Exchange (under the symbol “TRIS”), and Helport Limited, a British Virgin Islands exempted company (“Helport”), pursuant to the Business Combination Agreement (as defined below) dated December 18, 2023, and the public listing of Helport.

On December 18, 2023, Helport entered into a Business Combination Agreement (as amended, the “Business Combination Agreement”) with Tristar, HPAI, Merger I Limited, a British Virgin Islands business company and a wholly-owned subsidiary of HPAI (the “First Merger Sub”), Merger II Limited, an exempted company incorporated with limited liability in the Cayman Islands and a wholly-owned subsidiary of HPAI (the “Second Merger Sub”), Navy Sail International Limited, a British Virgin Islands company, as the purchaser representative, and Extra Technology Limited, a British Virgin Islands business company, as the seller representative.

Pursuant to the Business Combination Agreement, the mergers contemplated by the Business Combination Agreement (the “Business Combination,” or the “Transaction,” and the consummation of such mergers, the “Closing”) were carried out in two steps:

(i)	First Merger: The First Merger Sub merged with and into Helport (the “First Merger”), with Helport surviving the First Merger as a wholly-owned subsidiary of HPAI, and the outstanding securities of Helport being converted into the right to receive securities of HPAI.

(ii)	Second Merger: Following the First Merger, the Second Merger Sub merged with and into Tristar (the “Second Merger”), with Tristar surviving the Second Merger as a wholly-owned subsidiary of HPAI, and the outstanding securities of Tristar being converted into the right to receive securities of HPAI.

The Business Combination was consummated on August 2, 2024 (the “Closing Date”), and the Company’s securities started trading on the Nasdaq under the ticker symbol “HPAI” on August 5, 2024. The Company, through its subsidiaries (collectively, the “Group”), are primarily engaged in the development of software and applications and mainly provide software-as-a-service (“SaaS”) platform and artificial intelligent (“AI”) tools to customers in the contact center industry.

As of December 31, 2025, the Company’s subsidiaries are as follows:

Name:	Date of incorporation	Place of incorporation	Percentage of direct or indirect ownership	Principal activities
Helport Limited (“Helport”)	June 5, 2023	British Virgin Islands	100%	Holding company
Helport Group Limited (“Helport BVI”)	November 14, 2023	British Virgin Islands	100%	Holding company
Helport Pte. Ltd. (“Helport Singapore”)	September 27, 2020	Singapore	100%	Development of software and applications
Helport AI Inc. (“Helport US”)	September 15, 2023	United States	100%	Development of software and applications
PT Helport Callconnect Solutions (“Helport Indonesia”)	May 9, 2025	Indonesia	100%	Business Process Outsourcing (“BPO”) solutions provider
MHELPORT S.A. DE C.V.	October 25, 2025	Mexico	81.48%	Business Process Outsourcing (“BPO”) solutions provider
Tristar Acquisition I Corp. (“Tristar”)	March 5, 2021	Cayman Islands	100%	Holding company

Reverse Recapitalization

Following the consummation of the Transaction, Helport and Tristar became wholly-owned subsidiaries of the Company, and the outstanding shares of Helport and Tristar were converted into the right to receive ordinary shares of the Company. The combined company retained its name as “Helport AI Limited.” No goodwill or intangible assets were recorded in connection with the consummation of the Transaction.

Helport was determined to be the accounting acquirer, given that it effectively controlled the combined entity after the Transaction. The Transaction was not accounted for as a business combination because Tristar did not constitute a business. Accordingly, the Transaction was accounted for as a reverse recapitalization, which is equivalent to the issuance of shares by Helport for the net monetary assets of the Company.

Under this method of accounting, Helport was determined to be the accounting acquirer and the historical financial statements of Helport became the Company’s historical financial statements, with retrospective adjustments to give effect to the reverse recapitalization. All of the ordinary shares of Helport that were issued and outstanding immediately prior to the Transaction were cancelled and converted into an aggregate of 30,280,768 ordinary shares of the Company, which have been restated retrospectively to reflect the equity structure of the Company. Net income per share has been retrospectively restated using the historical weighted-average number of ordinary shares outstanding multiplied by the exchange ratio.

2023 Reorganization

The Group’s history began in September 2020 with the establishment of Helport Singapore, a limited liability company established in Singapore by Ms. Fan Yu (the “Founding Shareholder”). Prior to the Business Combination, Helport undertook an equity restructuring in order to re-domicile its business from Singapore to the British Virgin Islands (the “2023 Reorganization”), which was executed in the following steps:

(1)	In June 2023, Helport Limited was incorporated in the British Virgin Islands to be the holding company of the Group. On November 14, 2023, Helport established Helport Group Limited in the British Virgin Islands, a wholly owned subsidiary to be the intermediate holding company.

(2)	Effective on December 22, 2023, Helport Limited, through Helport BVI, acquired 100% of the equity interest of Helport Singapore from the Founding Shareholder, and thus, Helport Singapore became a wholly owned subsidiary of Helport Limited.

The main purpose of the 2023 Reorganization was to establish a BVI holding company for the existing business in preparation for an overseas business combination. Immediately before and after the 2023 Reorganization as described above, Helport’s business continued to be carried out by its operating subsidiaries without change in control.